Debt Securities Available for Sale - Continuous Unrealized Loss Position of Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Less Than 12 Months
Fair Value	$ 33,242	$ 219,960
Gross Unrealized (Losses)	(75)	(1,077)
12 Months or Longer
Fair Value	513,364	558,710
Gross Unrealized (Losses)	(84,682)	(115,954)
Total
Fair Value	546,606	778,670
Gross Unrealized (Losses)	(84,757)	(117,031)
U.S. Government agency securities
Less Than 12 Months
Fair Value	0	126,197
Gross Unrealized (Losses)	0	(602)
12 Months or Longer
Fair Value	0	0
Gross Unrealized (Losses)	0	0
Total
Fair Value	0	126,197
Gross Unrealized (Losses)	0	(602)
Mortgage-backed securities and collateralized mortgage obligations
Less Than 12 Months
Fair Value	27,710	93,763
Gross Unrealized (Losses)	(57)	(475)
12 Months or Longer
Fair Value	456,562	476,559
Gross Unrealized (Losses)	(79,009)	(106,229)
Total
Fair Value	484,272	570,322
Gross Unrealized (Losses)	(79,066)	(106,704)
Municipal bonds
Less Than 12 Months
Fair Value	1,536	0
Gross Unrealized (Losses)	(14)	0
12 Months or Longer
Fair Value	0	1,346
Gross Unrealized (Losses)	0	(22)
Total
Fair Value	1,536	1,346
Gross Unrealized (Losses)	(14)	(22)
Corporate debt securities
Less Than 12 Months
Fair Value	3,996	0
Gross Unrealized (Losses)	(4)	0
12 Months or Longer
Fair Value	56,802	80,805
Gross Unrealized (Losses)	(5,673)	(9,703)
Total
Fair Value	60,798	80,805
Gross Unrealized (Losses)	(5,677)	(9,703)
Northfield Bancorp, Inc. [Member]
Less Than 12 Months
Fair Value	62,232	112,741
Gross Unrealized (Losses)	(110)	(410)
12 Months or Longer
Fair Value	329,423	511,839
Gross Unrealized (Losses)	(14,875)	(29,916)
Total
Fair Value	391,655	624,580
Gross Unrealized (Losses)	(14,985)	(30,326)
Northfield Bancorp, Inc. [Member] | U.S. Government agency securities
Less Than 12 Months
Fair Value	0	0
Gross Unrealized (Losses)	0	0
12 Months or Longer
Fair Value	558	75,348
Gross Unrealized (Losses)	(49)	(386)
Total
Fair Value	558	75,348
Gross Unrealized (Losses)	(49)	(386)
Northfield Bancorp, Inc. [Member] | Municipal bonds | Corporate bonds
Less Than 12 Months
Fair Value	482	0
Gross Unrealized (Losses)	(1)	0
12 Months or Longer
Fair Value	0	0
Gross Unrealized (Losses)	0	0
Total
Fair Value	482	0
Gross Unrealized (Losses)	(1)	0
Northfield Bancorp, Inc. [Member] | GSE | Pass-through certificates:
Less Than 12 Months
Fair Value	51,775	7,329
Gross Unrealized (Losses)	(92)	(125)
12 Months or Longer
Fair Value	189,412	254,163
Gross Unrealized (Losses)	(10,629)	(20,903)
Total
Fair Value	241,187	261,492
Gross Unrealized (Losses)	(10,721)	(21,028)
Northfield Bancorp, Inc. [Member] | GSE | REMICs:
Less Than 12 Months
Fair Value	7,980	105,412
Gross Unrealized (Losses)	(12)	(285)
12 Months or Longer
Fair Value	120,616	164,262
Gross Unrealized (Losses)	(4,032)	(7,689)
Total
Fair Value	128,596	269,674
Gross Unrealized (Losses)	(4,044)	(7,974)
Northfield Bancorp, Inc. [Member] | Corporate bonds | Corporate bonds
Less Than 12 Months
Fair Value	1,995	0
Gross Unrealized (Losses)	(5)	0
12 Months or Longer
Fair Value	18,837	18,066
Gross Unrealized (Losses)	(165)	(938)
Total
Fair Value	20,832	18,066
Gross Unrealized (Losses)	$ (170)	$ (938)